Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

F. Inventories

	September 30, 2016	December 31, 2015
Finished goods	$175	$139
Work-in-process	184	171
Bauxite and alumina	401	445
Purchased raw materials	301	295
Operating supplies	131	122

	$1,192	$1,172

At September 30, 2016 and December 31, 2015, the total amount of inventories valued on a LIFO basis was $298 and $361, respectively. If valued on an average-cost basis, total inventories would have been $139 and $172 higher at September 30, 2016 and December 31, 2015, respectively.

G. Inventories

December 31,	2015	2014
Finished goods	$139	$231
Work-in-process	171	241
Bauxite and alumina	445	578
Purchased raw materials	295	318
Operating supplies	122	133

	$1,172	$1,501

At December 31, 2015 and 2014, the total amount of inventories valued on a LIFO basis was $361 and $520, respectively. If valued on an average-cost basis, total inventories would have been $172 and $279 higher at December 31, 2015 and 2014, respectively. During 2013, reductions in LIFO inventory quantities caused partial liquidations of the lower cost LIFO inventory base that resulted in the recognition of income of $11.